Financial Instruments - Summary of Interest-Bearing Financial instruments (Detail) - USD ($) $ in Thousands		Mar. 31, 2018	Mar. 31, 2017
Financial assets
Term deposits		$ 165	$ 20,162
Interest rate risk [Member] | Fixed interest rate [Member]
Financial assets
Term deposits		202,335	95,673
Term deposits included in Cash and cash equivalents	[1]	80,157	20,006
Financial liabilities
Secured bank loans		(652)	(749)
Financial assets		$ 281,840	$ 114,930

[1]	Total cash and cash equivalents: USD 187,647 (March 31, 2017 : USD 101,704)